INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORY
INVENTORY
The following table summarizes the Company’s inventory, net of allowances:

	December 31, 2013	September 30, 2014
Finished goods	$64,539	$79,376
Inventory allowances	(25,316)	(25,752)
Inventory, net	$39,223	$53,624

Inventory includes surgical instruments available for sale with a carrying value of $5,285 and $8,339 at December 31, 2013 and September 30, 2014, respectively.

INVENTORY
The following table summarizes the Company’s inventory, net of allowances

	December 31,
	2012	2013
Finished goods	$51,274	$64,539
Inventory allowances	(22,820)	(25,316)
	$28,454	$39,223

Inventory includes surgical instruments available for sale with a carrying value of $3,761 and $5,285 at December 31, 2012 and December 31, 2013, respectively.